Deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax
Schedule of deferred tax assets

	Balance 12/31/2020	Additions	DTA Allowance	Balance 12/31/2021
	€	€	€	€
Tax Credit	1,876,901	13,071,131	—	14,948,032
Valuation Allowance	(1,876,901)	—	(13,071,131)	(14,948,032)
Balance at December 31,	—	13,071,131	(13,071,131)	—

	Balance		DTA	Balance
	12/31/2019	Additions	Allowance	12/31/2020
	€	€	€	€
Tax Credit	968,065	908,836	—	1,876,901
Valuation Allowance	(968,065)	—	(908,836)	(1,876,901)
Balance at December 31,	—	908,836	(908,836)	—